John Hancock
International Dynamic Growth Fund
Quarterly portfolio holdings 1/31/2024

Fund’s investments
As of 1-31-24 (unaudited)
	Shares	Value
Common stocks 93.7%		$589,414,054
(Cost $480,918,233)
Brazil 1.3%		8,073,717
B3 SA - Brasil Bolsa Balcao	3,055,800	8,073,717
Canada 3.9%		24,778,034
Dollarama, Inc.	139,600	10,245,329
Shopify, Inc., Class A (A)	181,500	14,532,705
Denmark 4.3%		26,891,039
Novo Nordisk A/S, Class B	235,258	26,891,039
France 4.2%		26,537,176
Hermes International SCA	4,377	9,233,944
L’Oreal SA	29,690	14,208,220
Sartorius Stedim Biotech	11,487	3,095,012
Germany 6.6%		41,655,729
Deutsche Boerse AG	53,565	10,666,871
MTU Aero Engines AG	31,527	7,248,982
SAP SE	137,030	23,739,876
Ireland 4.4%		27,401,793
ICON PLC (A)	42,470	11,079,149
James Hardie Industries PLC, CHESS Depositary Interest (A)	340,408	12,789,314
PDD Holdings, Inc., ADR (A)	27,850	3,533,330
Italy 2.1%		13,239,749
Ferrari NV	37,965	13,239,749
Japan 10.6%		66,822,924
Disco Corp.	58,100	15,677,659
Japan Exchange Group, Inc.	615,400	13,619,860
Mitsubishi Heavy Industries, Ltd.	190,400	12,700,346
Nippon Sanso Holdings Corp.	368,200	9,329,933
Sony Group Corp.	60,700	5,952,752
Tokio Marine Holdings, Inc.	361,900	9,542,374
Netherlands 6.9%		43,374,641
ASM International NV	26,623	14,755,308
ASML Holding NV	26,414	22,916,379
Wolters Kluwer NV	38,686	5,702,954
South Korea 2.4%		14,975,038
SK Hynix, Inc.	149,540	14,975,038
Sweden 1.5%		9,763,549
Atlas Copco AB, A Shares	485,101	7,741,932
EQT AB	75,287	2,021,617
Switzerland 5.8%		36,290,195
Novartis AG	106,380	11,001,160
Partners Group Holding AG	6,431	8,676,545
UBS Group AG	360,520	10,791,309
Zurich Insurance Group AG	11,457	5,821,181
Taiwan 4.7%		29,794,395
Taiwan Semiconductor Manufacturing Company, Ltd.	715,000	14,313,227
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	137,050	15,481,168
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom 13.7%		$86,142,596
BAE Systems PLC	1,510,728	22,504,493
Compass Group PLC	265,032	7,299,973
London Stock Exchange Group PLC	140,525	15,895,337
RELX PLC (Euronext Amsterdam Exchange)	474,772	19,583,928
Shell PLC	412,340	12,783,486
The Sage Group PLC	542,412	8,075,379
United States 17.8%		111,762,311
Linde PLC	29,480	11,934,388
Meta Platforms, Inc., Class A (A)	48,182	18,797,725
Microsoft Corp.	73,125	29,073,038
NVIDIA Corp.	64,180	39,488,029
ServiceNow, Inc. (A)	16,291	12,469,131
Uruguay 3.5%		21,911,168

MercadoLibre, Inc. (A)	12,800	21,911,168
Exchange-traded funds 3.0%		$18,604,706
(Cost $18,186,986)
iShares Core MSCI EAFE ETF (B)	250,200	17,481,474
iShares Core MSCI Total International Stock ETF (B)	17,600	1,123,232

	Yield (%)	Shares	Value
Short-term investments 2.3%			$14,380,159
(Cost $14,376,855)
Short-term funds 2.3%			14,380,159
John Hancock Collateral Trust (C)	5.3658(D)	1,437,800	14,380,159

Total investments (Cost $513,482,074) 99.0%	$622,398,919
Other assets and liabilities, net 1.0%	6,583,728
Total net assets 100.0%	$628,982,647

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-24. The value of securities on loan amounted to $14,066,906.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 1-31-24.
The fund had the following sector composition as a percentage of net assets on 1-31-24:
Information technology	35.9%
Financials	16.5%
Industrials	11.9%
Consumer discretionary	11.4%
Health care	8.4%
Materials	5.4%
Communication services	3.0%
Consumer staples	2.2%
Energy	2.0%
Short-term investments and other	3.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2024, by major security category or type:
	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$8,073,717	$8,073,717	—	—
Canada	24,778,034	24,778,034	—	—
Denmark	26,891,039	—	$26,891,039	—
France	26,537,176	—	26,537,176	—
Germany	41,655,729	—	41,655,729	—
Ireland	27,401,793	14,612,479	12,789,314	—
Italy	13,239,749	—	13,239,749	—
Japan	66,822,924	—	66,822,924	—
Netherlands	43,374,641	—	43,374,641	—
South Korea	14,975,038	—	14,975,038	—
Sweden	9,763,549	—	9,763,549	—
Switzerland	36,290,195	—	36,290,195	—
Taiwan	29,794,395	15,481,168	14,313,227	—
United Kingdom	86,142,596	—	86,142,596	—
United States	111,762,311	111,762,311	—	—
Uruguay	21,911,168	21,911,168	—	—
4	|

	Total value at 1-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Exchange-traded funds	$18,604,706	$18,604,706	—	—
Short-term investments	14,380,159	14,380,159	—	—
Total investments in securities	$622,398,919	$229,603,742	$392,795,177	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,437,800	$7,652,989	$30,013,440	$(23,290,614)	$2,402	$1,942	$6,812	—	$14,380,159
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5